Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

(a)	(b)	(b-2)	(c)	(c-2)	(d)	(e)	(f)	(g)	(h)
					Average		Value of Initial Fixed $100
	Summary	Summary			Summary	Average	Investment Based on:
	Compensation	Compensation	Compensation	Compensation	Compensation	Compensation	Kronos	Peer
	Table	Table	Actually	Actually	Table	Actually	Worldwide	Group	Net
	Total for	Total for	Paid to	Paid to	Total for	Paid to	Total	Total	Income
	PEO	PEO	PEO	PEO	Non-PEO	Non-PEO	Shareholder	Shareholder	(Loss)
	Graham (1)	Buch (1)	Graham (1)(2)	Buch (1)(2)	NEOs (3)	NEOs (2)(3)	Return (4)	Return (4)	($)
Year	($)	($)	($)	($)	($)	($)	($)	($)	( in millions)
2023	n/a	2,138,000	n/a	2,138,000	1,119,189	1,119,189	117	145	(49.1)
2022	4,570,000	1,772,000	4,570,000	1,772,000	993,792	993,792	102	136	104.5
2021	3,735,000	n/a	3,735,000	n/a	1,215,200	1,215,200	154	170	112.9
2020	3,623,000	n/a	3,623,000	n/a	1,309,200	1,309,200	146	114	63.9
2019	2,997,000	n/a	2,997,000	n/a	1,293,800	1,293,800	123	81	87.1

(1)

Our only PEO for 2019 through 2021 was Robert D. Graham, and our only PEO for 2023 was James M. Buch. In 2022, we had two PEOs: Mr. Graham served as our chief executive officer until May 2022, when Mr. Buch succeeded him in that position. Both Mr. Buch and Mr. Graham were executive officers for all of 2022, with Mr. Buch previously serving as president and chief operating officer until his promotion in May 2022 and with Mr. Graham continuing to serve as our vice chairman until December 31, 2022; the compensation amounts for each of them in this table reflect the full year.

(2)

For purposes of this table, the term “compensation actually paid” is the total compensation reported in the Summary Compensation Table in our proxy statement, adjusted (if applicable) as required by SEC rules; no such adjustments are applicable for the officers and years reported in this table. See the footnotes to our Summary Compensation Table in the applicable year’s proxy statement for a discussion of what we report for compensation for our named executive officers who are Contran employees and perform services to us and our subsidiaries pursuant to the ISA.

(3)The non-PEO NEOs for each year were as follows:

2023: Brian W. Christian, Benjamin R. Corona, Tim C. Hafer, John A. Sunny

2022: Brian W. Christian, Benjamin R. Corona, Tim C. Hafer, John A. Sunny

2021: James M. Buch, Brian W. Christian, Andrew B. Nace, Tim C. Hafer, James W. Brown

2020: James M. Buch, James W. Brown, Brian W. Christian, Andrew B. Nace, Kelly D. Luttmer

2019: James M. Buch, James W. Brown, Kelly D. Luttmer, Brian W. Christian, Gregory M. Swalwell

(4)

Total shareholder return (TSR) amounts show the value at December 31 of each year, assuming an original investment of $100 at December 31, 2018 and reinvestment of cash dividends and other distributions to stockholders. For the peer group TSR, the peer group is comprised of the same companies as in our performance graph in Part II, Item 5 of our annual report on Form 10-K for the fiscal year ended December 31, 2023, namely The Chemours Company and Tronox Ltd. For 2019 through 2022 we also included Venator Materials PLC as one of the companies in our peer group index. We dropped Venator from our peer group index for 2023 due to its bankruptcy filing in May 2023. The total shareholder return for the old peer group (the “Old Peer Group”), including Venator through the date of its bankruptcy filing in May 2023, for years 2019 through 2023 would be $82, $112, $162, $127 and $135, respectively.

Named Executive Officers, Footnote

(1)

Our only PEO for 2019 through 2021 was Robert D. Graham, and our only PEO for 2023 was James M. Buch. In 2022, we had two PEOs: Mr. Graham served as our chief executive officer until May 2022, when Mr. Buch succeeded him in that position. Both Mr. Buch and Mr. Graham were executive officers for all of 2022, with Mr. Buch previously serving as president and chief operating officer until his promotion in May 2022 and with Mr. Graham continuing to serve as our vice chairman until December 31, 2022; the compensation amounts for each of them in this table reflect the full year.

(3)The non-PEO NEOs for each year were as follows:

2023: Brian W. Christian, Benjamin R. Corona, Tim C. Hafer, John A. Sunny

2022: Brian W. Christian, Benjamin R. Corona, Tim C. Hafer, John A. Sunny

2021: James M. Buch, Brian W. Christian, Andrew B. Nace, Tim C. Hafer, James W. Brown

2020: James M. Buch, James W. Brown, Brian W. Christian, Andrew B. Nace, Kelly D. Luttmer

2019: James M. Buch, James W. Brown, Kelly D. Luttmer, Brian W. Christian, Gregory M. Swalwell

Peer Group Issuers, Footnote
(4)

Total shareholder return (TSR) amounts show the value at December 31 of each year, assuming an original investment of $100 at December 31, 2018 and reinvestment of cash dividends and other distributions to stockholders. For the peer group TSR, the peer group is comprised of the same companies as in our performance graph in Part II, Item 5 of our annual report on Form 10-K for the fiscal year ended December 31, 2023, namely The Chemours Company and Tronox Ltd. For 2019 through 2022 we also included Venator Materials PLC as one of the companies in our peer group index. We dropped Venator from our peer group index for 2023 due to its bankruptcy filing in May 2023. The total shareholder return for the old peer group (the “Old Peer Group”), including Venator through the date of its bankruptcy filing in May 2023, for years 2019 through 2023 would be $82, $112, $162, $127 and $135, respectively.

Non-PEO NEO Average Total Compensation Amount	$ 1,119,189	$ 993,792	$ 1,215,200	$ 1,309,200	$ 1,293,800
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,119,189	993,792	1,215,200	1,309,200	1,293,800
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 117	102	154	146	123
Peer Group Total Shareholder Return Amount	145	136	170	114	81
Net Income (Loss)	$ (49,100,000)	104,500,000	112,900,000	63,900,000	87,100,000
PEO Name	James M. Buch
Old Peer Group Total Shareholder Return Amount	$ 135	127	162	112	82
Robert D. Graham
Pay vs Performance Disclosure
PEO Total Compensation Amount		4,570,000	3,735,000	3,623,000	2,997,000
PEO Actually Paid Compensation Amount		4,570,000	$ 3,735,000	$ 3,623,000	$ 2,997,000
James M. Buch
Pay vs Performance Disclosure
PEO Total Compensation Amount	2,138,000	1,772,000
PEO Actually Paid Compensation Amount	$ 2,138,000	$ 1,772,000